Note 13 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2020	$190,924
2021	343,479
2022	311,823
2023	304,895
2024	304,863
2025 and thereafter	637,098
Total	$2,093,082